EBP Asset rollforward and B.S. classification (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Pension Benefits [Member]
Change in plan assets:
Fair value of plan assets at beginning of year	$ 1,132	$ 1,227
Actual return on plan assets	218	(45)
Employer contributions	63	88
Plan participants’ contributions	0	0
Benefits paid	(111)	(35)
Settlements	(3)	(103)
Net increase (decrease) in fair value of plan assets	167	(95)
Fair value of plan assets at end of year	1,299	1,132
Funded status — overfunded (underfunded)	62	(55)
Accumulated benefit obligation	1,221	1,171
Overfunded/(underfunded) status of our pension plans and other postretirement benefit plans
Noncurrent assets	92	0
Current liabilities	(3)	(2)
Noncurrent liabilities	(27)	(53)
Pension Plans with Project Benefit Obligation in Excess of Plan Assets [Abstract]
Projected benefit obligation	29	1,187
Plan assets	0	1,132
Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets [Abstract]
Accumulated benefit obligation	26	367
Plan assets	0	326
Amounts included in Accumulated other comprehensive income (loss):
Net actuarial loss	(243)	(347)
Amounts included in regulatory liabilities associated with Transco and Northwest Pipeline:
Net regulatory liabilities	43	49
Other Postretirement Benefits [Member]
Change in plan assets:
Fair value of plan assets at beginning of year	214	227
Actual return on plan assets	38	(7)
Employer contributions	5	5
Plan participants’ contributions	2	2
Benefits paid	(12)	(13)
Settlements	0	0
Net increase (decrease) in fair value of plan assets	33	(13)
Fair value of plan assets at end of year	247	214
Funded status — overfunded (underfunded)	32	28
Overfunded/(underfunded) status of our pension plans and other postretirement benefit plans
Noncurrent assets	38	34
Current liabilities	(6)	(6)
Amounts included in Accumulated other comprehensive income (loss):
Net actuarial loss	(21)	(12)
Amounts included in regulatory liabilities associated with Transco and Northwest Pipeline:
Net actuarial gain	11	4
Net regulatory liabilities	$ 106	$ 116